Borrowings (Details 4) ₪ in Millions, R$ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)		Jun. 30, 2019 ILS (₪)		Jun. 30, 2019 BRL (R$)
Cresud [Member] | Class XXIV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-11
Maturity date	Nov. 14, 2020
Interest rate	9.00%		9.00%		9.00%
Principal payment	At expiration
Interest payment	quarterly
Cresud [Member] | Class XXIV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 73,600,000
Cresud [Member] | Class XXIII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-02
Maturity date	Feb. 16, 2023
Interest rate	6.50%		6.50%		6.50%
Principal payment	At expiration
Interest payment	biannual
Cresud [Member] | Class XXIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 113,000,000
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieI [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Aug. 01, 2022
Interest rate	106.50%		106.50%		106.50%
Principal payment	Annual payments since 2020
Interest payment	annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieI [Member] | BRL
Disclosure of detailed information about borrowings [line items]
Amount in original currency | R$					R$ 85
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Jul. 31, 2023
Interest rate	110.00%		110.00%		110.00%
Principal payment	Annual payments since 2020
Interest payment	annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member] | BRL
Disclosure of detailed information about borrowings [line items]
Amount in original currency | R$					R$ 57
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Sep. 14, 2020
Interest rate	5.00%		5.00%		5.00%
Principal payment	At expiration
Interest payment	quarterly
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 140,000,000
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-07	[1]
Maturity date	Dec. 30, 2022	[1]
Interest rate	5.30%	[1]	5.30%	[1]	5.30%	[1]
Principal payment	At expiration	[1]
Interest payment	quarterly	[1]
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 6,421
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-11
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[2]	5.30%	[2]	5.30%	[2]
Principal payment	At expiration
Interest payment	quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 357
Discount Investment Corporation Ltd. [Member] | SERIES J [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Dec. 30, 2026
Interest rate	4.80%	[2]	4.80%	[2]	4.80%	[2]
Principal payment	Annual payments since 2021
Interest payment	biannual
Discount Investment Corporation Ltd. [Member] | SERIES J [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 762
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-10
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%		3.95%
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 497
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Jun. 29, 2029
Interest rate	3.95%	[2]	3.95%	[2]	3.95%	[2]
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 496
PBC [Member] | SERIE I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%		3.95%
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIE I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 507
PBC [Member] | Series I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Maturity date	Dec. 31, 2029
Interest rate	4.15%		4.15%		4.15%
Principal payment	At expiration
Interest payment	annual
PBC [Member] | Series I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 515
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Jun. 30, 2034
Interest rate	2.55%		2.55%		2.55%
Principal payment	Annual payments since 2019
Interest payment	biannual
Gav - Yam [Member] | SERIE H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 424
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Oct. 31, 2023
Interest rate	3.55%		3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	biannual
Gav - Yam [Member] | SERIE A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 320
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-09
Maturity date	Jun. 30, 2034
Interest rate	2.55%		2.55%		2.55%
Principal payment	At expiration
Interest payment	annual
Gav - Yam [Member] | SERIE H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 596
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Oct. 31, 2023
Interest rate	3.55%		3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	biannual
Gav - Yam [Member] | SERIE A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 351
Cellcom [Member] | SERIE L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Jan. 05, 2028
Interest rate	2.50%		2.50%		2.50%
Principal payment	Annual payments since 2023
Interest payment	annual
Cellcom [Member] | SERIE L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 401
Cellcom [Member] | SERIE K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Jul. 05, 2026
Interest rate	3.55%		3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	annual
Cellcom [Member] | SERIE K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 220
Cellcom [Member] | SERIE K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jul. 05, 2026
Interest rate	3.55%		3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	annual
Cellcom [Member] | SERIE K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 187
Cellcom [Member] | SERIE L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jan. 05, 2028
Interest rate	2.50%		2.50%		2.50%
Principal payment	Annual payments since 2023
Interest payment	annual
Cellcom [Member] | SERIE L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 213

[1]	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.
[2]	Corresponds a to an expansion of the series.